SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

Segment information for the twelve months ended December 31, 2012, 2011 and 2010 and as of December 31, 2012 and 2011 is as follows:

	Twelve Months Ended
(in millions)	December 31,
Operating revenue:	2012	2011	2010
U.S. Consumer Information Solutions	$869.3	$765.0	$714.9
International	486.2	492.9	482.8
Workforce Solutions	442.1	382.1	370.3
North America Personal Solutions	185.5	163.9	149.0
North America Commercial Solutions	89.9	89.3	80.5
Total operating revenue	$2,073.0	$1,893.2	$1,797.5

	Twelve Months Ended
(in millions)	December 31,
Operating income:	2012	2011	2010
U.S. Consumer Information Solutions	$345.2	$298.9	$272.2
International	143.8	132.2	119.4
Workforce Solutions	106.6	89.5	87.8
North America Personal Solutions	50.4	41.3	38.9
North America Commercial Solutions	19.8	23.6	19.5
General Corporate Expense	(185.8)	(116.9)	(115.4)
Total operating income	$480.0	$468.6	$422.4

	December 31,
(in millions)	2012	2011
Total assets:
U.S. Consumer Information Solutions	$2,010.5	$1,025.6
International	701.7	682.1
Workforce Solutions	1,371.9	1,425.8
North America Personal Solutions	23.7	22.9
North America Commercial Solutions	64.2	65.3
General Corporate	339.1	297.0
Total assets	$4,511.1	$3,518.7

	Twelve Months Ended
(in millions)	December 31,
Depreciation and amortization expense:	2012	2011	2010
U.S. Consumer Information Solutions	$40.6	$42.1	$39.9
International	24.8	26.9	25.6
Workforce Solutions	66.2	63.7	64.7
North America Personal Solutions	7.0	6.0	5.4
North America Commercial Solutions	4.7	5.1	6.2
General Corporate	16.7	16.8	15.7
Total depreciation and amortization expense	$160.0	$160.6	$157.5

	Twelve Months Ended
(in millions)	December 31,
Capital expenditures:	2012	2011	2010
U.S. Consumer Information Solutions	$16.1	$13.5	$13.8
International	10.7	15.8	12.4
Workforce Solutions	12.8	23.4	16.5
North America Personal Solutions	6.1	5.4	4.9
North America Commercial Solutions	2.2	2.2	2.4
General Corporate	18.1	14.7	49.8
Total capital expenditures	$66.0	$75.0	$99.8

Financial Information by Geographic Area

Financial information by geographic area is as follows:
	Twelve Months Ended
(in millions)	December 31,
	2012		2011		2010
Operating revenue (based on location of customer):	Amount	%	Amount	%	Amount	%
U.S.	$1,561.9	76%	$1,374.3	72%	$1,290.2	72%
Canada	153.9	7%	151.3	8%	138.4	8%
U.K.	133.5	6%	124.1	7%	104.7	6%
Brazil	-	0%	35.4	2%	84.1	4%
Other	223.7	11%	208.1	11%	180.1	10%
Total operating revenue	$2,073.0	100%	$1,893.2	100%	$1,797.5	100%

(in millions)	December 31,
	2012		2011
Long-lived assets:	Amount	%	Amount	%
U.S.	$3,453.6	87%	$2,542.4	83%
U.K.	122.3	3%	121.5	4%
Brazil	70.8	2%	77.2	3%
Canada	63.9	1%	70.7	2%
Other	270.8	7%	248.7	8%
Total long-lived assets	$3,981.4	100%	$3,060.5	100%